Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.6%
	Shares	Value ($)
United States 0.6%
VanEck Vectors High-Yield Municipal Index ETF	80,000	4,760,000
Total Exchange-Traded Fixed Income Funds (Cost $4,973,600)		4,760,000

Municipal Bonds 100.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.1%
Northern Tobacco Securitization Corp.(a)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	5,000,000	788,937
Arizona 2.6%
Arizona Industrial Development Authority(b)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	3,507,904
Series 2021A
07/01/2051	6.000%	500,000	541,017
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,150,353
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,125,090
Industrial Development Authority of the County of Pima (The)(b),(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	3,896,443
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	1,200,000	1,304,652
02/15/2046	5.000%	1,500,000	1,615,595
Series 2018
02/15/2048	5.000%	230,000	255,408
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(b),(c)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	5,000,000	5,176,683
Total			19,573,145
California 6.6%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	500,000	566,353
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,507,691
04/01/2041	5.000%	250,000	295,262
California Municipal Finance Authority(b),(c),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,559,161
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,283,301
California Statewide Communities Development Authority(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,170,484
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,812,701
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	10,000	10,274
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	533,236
Columbia High Yield Municipal Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CMFA Special Finance Agency(b)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	1,000,000	897,779
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,000,000	3,578,699
Compton Unified School District(a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,169,024
CSCDA Community Improvement Authority(b)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,738,322
Social Bonds - Millenium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,729,122
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	10,000,000	10,107,461
Golden State Tobacco Securitization Corp.(a)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	5,957,880
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	1,100,497
Hastings Campus Housing Finance Authority(a),(b)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,646,324
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,377,703
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,093,589
Total			49,171,563
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 8.2%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,000,000	3,775,917
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	1,036,819
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,443,463
Colorado Educational & Cultural Facilities Authority(b)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	698,485
07/01/2061	4.000%	1,225,000	1,159,376
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	1,035,353
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,499,894
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2058	5.000%	3,250,000	3,283,205
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	4,931,651
Eagle Brook Meadows Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,503,320
Fitzsimons Village Metropolitan District No. 3
Limited General Obligation Refunding Bonds
Series 2021A-1
12/01/2055	4.250%	2,000,000	1,829,395
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	4,000,000	4,184,841

2	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lanterns Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,596,769
Peak Metropolitan District No. 1(b)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.000%	1,150,000	1,191,870
Pronghorn Valley Metropolitan District
Limited General Obligation Bonds
Series 2021A
12/01/2051	4.000%	650,000	614,279
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	2,374,648
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,205,991
RRC Metropolitan District No. 2
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,344,322
Senac South Metropolitan District No. 1
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,873,742
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,546,655
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2051	5.000%	3,000,000	3,170,276
Waterfront at Foster Lake Metropolitan District No. 2
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,937,682
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	4,000,000	3,662,122
Total			60,900,075
Connecticut 0.3%
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,847,912
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	596,627
Total			2,444,539
District of Columbia 0.4%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	726,175
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,455,067
Total			3,181,242
Florida 8.2%
Capital Trust Agency, Inc.(b)
04/27/2021
07/01/2056	5.000%	4,000,000	4,341,173
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	235,298
01/01/2056	5.000%	1,000,000	1,046,433
Capital Trust Agency, Inc.(b),(e)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	1,020,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,100,500
Capital Trust Agency, Inc.(a),(b)
Subordinated
07/01/2061	0.000%	30,000,000	2,615,781
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,641,844
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,876,168

Columbia High Yield Municipal Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(a)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	521,881
County of Broward Airport System(c)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	749,481
County of Miami-Dade(a)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,296,593
County of Osceola Transportation(a)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	638,240
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,337,653
10/01/2048	0.000%	2,000,000	779,965
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	3,000,000	3,278,692
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2043	6.125%	2,000,000	2,017,739
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	2,183,190
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,550,354
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,352,180
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	2,106,618
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,390,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(b),(c)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	2,000,000	2,152,227
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,743,791
Palm Beach County Health Facilities Authority
Prerefunded 06/01/22 Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,295,638
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	2,000,000	2,320,879
Palm Beach County Health Facilities Authority(d)
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,894,125
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,800,408
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,717,575
Seminole County Industrial Development Authority(b)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	859,957
06/15/2056	4.000%	705,000	724,816
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,160
Total			60,874,399
Georgia 1.8%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,384,942

4	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(b),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	4,682,103
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	405,698
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,812,419
Savannah Economic Development Authority
Prerefunded 01/01/24 Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,872,551
Total			13,157,713
Guam 0.2%
Territory of Guam(g)
Refunding Revenue Bonds
Series 2021A
11/01/2040	5.000%	1,000,000	1,183,626
Idaho 0.9%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,000,000	3,680,617
Spring Valley Community Infrastructure District No. 1(b)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,682,897
Total			6,363,514
Illinois 10.6%
Chicago Board of Education(b)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,668,816
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,859,761
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,133,584
Series 2012A
12/01/2042	5.000%	1,000,000	1,023,618
Series 2016B
12/01/2046	6.500%	1,500,000	1,756,671
Series 2018D
12/01/2046	5.000%	5,000,000	5,250,847
Series 2022A
12/01/2047	4.000%	6,000,000	6,250,735
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2035	5.000%	500,000	591,174
Chicago O’Hare International Airport(c)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	5,665,551
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	920,858
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2035	5.000%	1,040,000	1,098,055
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,749,084
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,096,886
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,090,935
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	651,494
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2042	5.000%	2,500,000	2,823,455
06/15/2050	4.000%	1,200,000	1,247,175

Columbia High Yield Municipal Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,366,547
Metropolitan Pier & Exposition Authority(a),(d)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,554,522
06/15/2038	0.000%	3,000,000	1,690,164
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,136,669
Series 2016
01/01/2041	5.000%	3,830,000	4,199,600
Series 2017A
12/01/2035	5.000%	1,345,000	1,508,132
12/01/2038	5.000%	3,000,000	3,356,221
Series 2018A
05/01/2032	5.000%	2,500,000	2,843,108
05/01/2040	5.000%	4,000,000	4,495,031
05/01/2041	5.000%	3,910,000	4,389,164
05/01/2042	5.000%	2,800,000	3,138,514
05/01/2043	5.000%	3,000,000	3,356,979
Series 2020
05/01/2039	5.500%	570,000	680,372
05/01/2045	5.750%	750,000	899,498
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,142,581
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	559,214
Total			78,195,015
Iowa 2.9%
Iowa Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,970,736	2,163,298
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	4,015,117
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,860,513
05/15/2048	5.000%	2,475,000	2,643,992
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,184,850
Iowa Tobacco Settlement Authority(a)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	7,742,335
Total			21,610,105
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	3,350,276
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,440,000	3,391,386
Total			6,741,662
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,132,512
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,760,893
Total			2,893,405
Louisiana 1.3%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	28,442
Louisiana Public Facilities Authority(c)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,592,409

6	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(b)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,689,606
Total			9,310,457
Maine 0.3%
Finance Authority of Maine(b),(c)
Revenue Bonds
Green Bonds Go Lab Madison LLC Project
Series 2021
12/01/2051	8.000%	2,000,000	1,925,231
Maryland 1.0%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,514,403
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,820,023
Total			7,334,426
Massachusetts 1.0%
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,136,715
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,239,982
Massachusetts Development Finance Agency(a)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	975,288	731,466
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,538,804
Series 2018B
07/01/2034	3.625%	840,000	850,701
Total			7,497,668
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.6%
Michigan Finance Authority(a)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	4,771,733
Michigan Finance Authority
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	654,900
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	415,000	495,641
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	5,629,185
Total			11,551,459
Minnesota 1.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,113,331
07/01/2050	6.125%	1,500,000	1,309,289
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	510,222
05/01/2051	5.000%	1,500,000	1,535,255
St. Cloud Housing & Redevelopment Authority(e)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,245,000	1,908,250
Total			8,376,347
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,005,736
Series 1992B
04/01/2022	6.700%	230,000	231,218
Total			2,236,954

Columbia High Yield Municipal Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.3%
Kansas City Industrial Development Authority(b)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,900,000	1,880,691
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,724,917
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,172,894
Total			9,778,502
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,321,205
Nevada 1.0%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	520,194
City of Reno(a),(b)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	17,500,000	2,797,541
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,683,444
Series 2018A
12/15/2048	5.000%	1,500,000	1,592,184
Total			7,593,363
New Hampshire 0.7%
New Hampshire Business Finance Authority(b)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,888,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health and Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,250,000
Total			5,138,375
New Jersey 3.6%
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	304,004
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	28,133
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,140,247
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,376,977
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,308,201
Series 2015WW
06/15/2040	5.250%	350,000	386,835
New Jersey Economic Development Authority(c)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,016,602
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Subordinated Series 2013-1B
12/01/2043	4.750%	5,000,000	5,074,606
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,878,357
Series 2019
12/15/2039	5.000%	640,000	742,595

8	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,908,619
Series 2019
06/15/2046	5.000%	5,000,000	5,661,054
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	662,262
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	937,544
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,141,564
Total			26,567,613
New York 4.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,431,799
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	820,818
Glen Cove Local Economic Assistance Corp.(f)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,504,196
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	250,000	263,601
Jefferson County Industrial Development Agency(b),(c)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,572,716
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,665,773
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Tobacco Settlement Corp.(a)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,704,628
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,470,294
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	5,500,000	6,330,743
10/01/2045	4.375%	2,500,000	2,674,153
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	3,085,430
Total			29,524,151
North Carolina 2.4%
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,846,140	2,961,675
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,777,290
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,111,667
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,521,536
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,126,095
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,317,729
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,507,996

Columbia High Yield Municipal Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(a)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,074,260
Total			17,398,248
Ohio 2.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	10,400,000	11,321,993
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	2,016,988
Hickory Chase Community Authority(b)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,395,000	1,448,868
Lake County Port & Economic Development Authority(b),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,904,000
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	515,792
Ohio Air Quality Development Authority(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	553,688
Total			17,761,329
Oregon 0.9%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,053,228
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,266,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	970,000	999,819
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2056	5.000%	1,500,000	1,655,623
Total			6,975,235
Pennsylvania 3.3%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,502,690
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,721,896
Dauphin County Industrial Development Authority(c)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,574,525
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	2,025,559
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,088,230
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,742,477
Pennsylvania Economic Development Financing Authority(b),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,100,000
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,811,498
06/30/2042	5.000%	3,700,000	4,045,298

10	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,069,858
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,858,470
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,103,057
Total			24,643,558
Puerto Rico 5.6%
Commonwealth of Puerto Rico(e),(g)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	13,600,000	12,223,007
Puerto Rico Electric Power Authority(e),(g)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	2,057,500
Series 2010XX
07/01/2040	0.000%	8,500,000	8,786,875
Puerto Rico Highway & Transportation Authority(e),(g)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	1,000,000	600,000
Series 2007M
07/01/2037	0.000%	3,055,000	1,833,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,000,000	600,000
Puerto Rico Sales Tax Financing Corp.(a),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	33,500,000	10,840,972
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	4,000,000	4,475,808
Total			41,417,162
South Carolina 2.4%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,603,115
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	1,000,000	1,195,845
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	751,293
05/01/2048	5.125%	1,500,000	1,503,166
South Carolina Jobs-Economic Development Authority(b),(c)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	3,000,000	2,885,962
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	6,000,000	6,591,528
Total			17,530,909
Tennessee 1.1%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,750,000	3,844,631
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	4,395,000	4,504,535
Total			8,349,166
Texas 6.8%
Angelina & Neches River Authority(b),(c)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	3,000,000	2,755,082
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	2,174,683
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,687,801

Columbia High Yield Municipal Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(c)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,632,804
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	1,600,000	1,728,380
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	2,850,000	2,941,871
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,845,981
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	3,500,000	2,534,914
Cardinal Bay Senior Living/Village on the Park
Series 2016A-1
07/01/2046	0.000%	950,000	722,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	0.000%	1,630,000	896,500
New Hope Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	1,052,360
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	862,500
Series 2015A
07/01/2047	5.000%	1,000,000	862,500
Westminster Project
Series 2021
11/01/2055	4.000%	500,000	521,950
Port Beaumont Navigation District(b),(c)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	1,986,614
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,750,000	1,439,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,052,062
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,344,250
Sanger Industrial Development Corp.(b),(c),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,070,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,097,903
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,189,818
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,365,735
12/31/2055	5.000%	3,515,000	3,801,662
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	556,672
Total			50,361,322
Utah 1.9%
Black Desert Public Infrastructure District(b)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,894,272
Mida Golf and Equestrian Center Public Infrastructure District(b)
Limited General Obligation Bonds
Series 2021
06/01/2057	4.625%	3,000,000	2,727,151

12	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red Bridge Public Infrastructure District No. 1(b)
Limited General Obligation Bonds
Series 2021-1A
02/01/2041	4.125%	500,000	485,551
02/01/2051	4.375%	1,100,000	1,067,452
Subordinated Series 2021B
08/15/2051	7.375%	600,000	567,200
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,266,439
UIPA Crossroads Public Infrastructure District(b)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	4,000,000	3,729,930
Total			13,737,995
Virginia 3.5%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,460,476
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	8,042,658
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,275,615
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	5,000,000	5,036,348
Virginia Small Business Financing Authority(c)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	9,047,438
Total			25,862,535
Washington 4.6%
Greater Wenatchee Regional Events Center Public Facilities District
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2042	5.500%	3,825,000	3,916,689
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,537,899
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,350,199
12/01/2045	6.250%	2,500,000	2,714,266
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,220,393
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	6,000,000	6,508,069
Washington State Housing Finance Commission(b)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,167,170
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,262,901
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	3,800,000	3,965,514
Total			33,643,100
Wisconsin 4.0%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,914,842
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,714,734
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,432,432
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,612,394

Columbia High Yield Municipal Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	5,000,000	4,903,508
Wisconsin Center District(a)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	3,969,790
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,206,393
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	774,587
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	3,779,881
Total			29,308,561
Total Municipal Bonds (Cost $731,009,071)			743,223,811
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.022%(h)	105,364	105,353
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	309,368	309,368
Total Money Market Funds (Cost $414,732)		414,721
Total Investments in Securities (Cost $736,397,403)		748,398,532
Other Assets & Liabilities, Net		(8,770,801)
Net Assets		$739,627,731

At February 28, 2022, securities and/or cash totaling $504,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(315)	06/2022	USD	(40,142,813)	—	(374,154)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
30-year MMD Index AAA Municipal Yields as determined on March 17, 2022	Fixed rate of 2.220%	Receives at Maturity, Pays at Maturity	Citi	03/17/2022	USD	2,000,000	(86,286)	—	—	—	—	(86,286)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
30-year MMD Index AAA Municipal Yields	Municipal Market Data	1.980%
14	Columbia High Yield Municipal Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $144,118,057, which represents 19.49% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2022, the total value of these securities amounted to $41,880,759, which represents 5.66% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2022, the total value of these securities amounted to $42,600,788, which represents 5.76% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | Third Quarter Report 2022	15

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3QT161_05_M01_(04/22)